Stock based compensation (Details 1) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense	$ 2,029	$ 3,040	$ 2,779
Effect on earnings per share
Basic	$ 0.08	$ 0.12	$ 0.11
Diluted	$ 0.08	$ 0.12	$ 0.11
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense	1,302	1,701	796
Effect on earnings per share
Basic	$ 0.05	$ 0.07	$ 0.03
Diluted	$ 0.05	$ 0.07	$ 0.03
Free Of Charge Share Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense	550	1,160	1,657
Effect on earnings per share
Basic	$ 0.02	$ 0.05	$ 0.07
Diluted	$ 0.02	$ 0.05	$ 0.07
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense	177	179	327
Effect on earnings per share
Basic	$ 0.01	$ 0.01	$ 0.01
Diluted	$ 0.01	$ 0.01	$ 0.01
Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense	779	1,068	1,229
Research and Development Expense [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense	398	419	332
Research and Development Expense [Member] | Free Of Charge Share Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense	320	649	897
Research and Development Expense [Member] | Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense	61	0	0
Cost Of Goods Sold [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense	20	49	91
Cost Of Goods Sold [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense	1	2	3
Cost Of Goods Sold [Member] | Free Of Charge Share Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense	19	46	89
Cost Of Goods Sold [Member] | Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense	0	0	0
Selling, General and Administrative Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense	1,230	1,923	1,459
Selling, General and Administrative Expenses [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense	903	1,280	461
Selling, General and Administrative Expenses [Member] | Free Of Charge Share Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense	211	464	671
Selling, General and Administrative Expenses [Member] | Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense	$ 116	$ 179	$ 327